Derivatives (Fair Value of Commodity Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Gross Risk Management Assets	$ 2,153	$ 1,889
Gross Risk Management Liabilities	(71)	(920)
Net Risk Management Assets (Liabilities)	2,082	969
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	(318)	0
Net Risk Management Assets (Liabilities)	318	0
Risk Management Assets [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	2,153	1,889
Gross Risk Management Liabilities	(71)	(920)
Net Risk Management Assets (Liabilities)	2,082	969
Risk Management Assets - Long Term [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	0	0
Net Risk Management Assets (Liabilities)	0	0
Risk Management Liabilities [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	(290)	0
Net Risk Management Assets (Liabilities)	290	0
Risk Management Liabilities - Long Term [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	(28)	0
Net Risk Management Assets (Liabilities)	$ 28	$ 0